Share-Based Compensation (Expense Related to Non-vested Stock Awards) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 28, 2014		Mar. 29, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Total pre-tax share-based compensation expense	$ 4.0		$ 2.8		$ 12.9		$ 12.5		$ 11.7
Excess tax benefit (deficiency) on share-based compensation	0	[1]	0.1	[1]	0		(0.6)		1.0
Excess tax benefit (deficiency) on share-based compensation			(1.0)		(0.7)	[2]	(0.6)	[2]	1.0	[2]
Non-Qualified Stock Option Expense [Member]
Total pre-tax share-based compensation expense	1.3		1.1		5.5		4.9		4.8
Non-Vested Stock Awards Expense [Member]
Total pre-tax share-based compensation expense	2.7		1.7		0.2		1.7		2.8
Stock Unit Awards [Member]
Total pre-tax share-based compensation expense					5.2		4.5		3.1
Performance-Based Non-Vested Stock Awards Expense [Member]
Total pre-tax share-based compensation expense					$ 2.0		$ 1.4		$ 1.0

[1]	Cash inflows (outflows) recognized as financing activities in the condensed consolidated statements of cash flows.
[2]	Cash inflows (outflows) recognized as financing and operating activities in the Company's consolidated statement of cash flows